Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE

Pay Versus Performance Table
The following table sets forth information concerning the c
ompensation of o
ur NEOs for each of the fiscal years ended December 31, 2020, 2021 and 2022, and our financial performance for each such fiscal year:

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)(5)

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)	Value of Initial Fixed $100 Investment Based on:		Net Income ($)
					Total Shareholder Return ($)(3)	Peer Group Total Shareholder Return ($)(4)
2022	5,744,794	-2,256,931	1,997,552	-53,411	109.87	113.65	-131.2
2021	7,540,935	11,523,096	2,031,414	3,116,021	225.85	126.45	-66.8
2020	5,049,022	5,589,212	1,453,520	1,380,032	124.5	126.42	-85.5

(1) The PEO for all three fiscal years is Sven (Bill) Ante Lundberg. Non-PEO NEOs represent the following executives by year:
2022: Hui Liu, Peter Silverman, Andrew Joe
2021: Hui Liu, Peter Silverman
2020: Hui Liu, Peter Silverman
(2) Compensation Actually Paid (CAP) has been calculated based on the requirements and methodology set forth in the applicable SEC rules. The CAP calculation includes the end-of-year value of awards granted within the applicable fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when or at which intrinsic value they will actually vest. To calculate CAP the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table.

	2022		2021		2020
	PEO	Average Non-CEO NEOs	PEO	Average Non-CEO NEOs	PEO	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$5,744,794	$1,997,552	$7,540,935	$2,031,414	$5,049,022	$1,453,520

Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(4,791,732)	$(1,367,010)	$(6,550,400)	$(1,389,468)	$(4,062,203)	$(840,427)
Year-end fair value of unvested awards granted in the current year	$2,381,092	$669,935	$7,516,254	$1,531,846	$4,598,303	$654,243
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(4,187,745)	$(949,302)	$2,568,931	$739,590	$14,919	$129,725
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(1,403,339)	$(404,586)	$447,375	$202,639	$(10,829)	$(17,029)

Total Adjustments for Equity Awards	$(8,001,725)	$(2,050,963)	$3,982,161	$1,084,607	$540,190	$(73,488)
Compensation Actually Paid (as calculated)	$(2,256,931)	$(53,411)	$11,523,096	$3,116,021	$5,589,212	$1,380,032

(3) Reflects cumulative Total Shareholder Return (TSR). It shows the growth of a $100 investment on December 31, 2019.
(4) Peer Group TSR reflects the cumulative TSR of the NASDAQ Biotechnology Index(TR) index reported in our Stock Performance Graph in our Annual Report on Form 10-K.
(5) We have chosen not to include a Company-Selected Measure in the Pay Versus Performance Table because we did not use any financial performance measures in setting pay-for-performance compensation in the 2022 fiscal year.

Named Executive Officers, Footnote [Text Block]
(1) The PEO for all three fiscal years is Sven (Bill) Ante Lundberg. Non-PEO NEOs represent the following executives by year:
2022: Hui Liu, Peter Silverman, Andrew Joe
2021: Hui Liu, Peter Silverman
2020: Hui Liu, Peter Silverman

Peer Group Issuers, Footnote [Text Block]	Peer Group TSR reflects the cumulative TSR of the NASDAQ Biotechnology Index(TR) index reported in our Stock Performance Graph in our Annual Report on Form 10-K.
PEO Total Compensation Amount	$ 5,744,794	$ 7,540,935	$ 5,049,022
PEO Actually Paid Compensation Amount	$ (2,256,931)	11,523,096	5,589,212
Adjustment To PEO Compensation, Footnote [Text Block]

	2022		2021		2020
	PEO	Average Non-CEO NEOs	PEO	Average Non-CEO NEOs	PEO	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$5,744,794	$1,997,552	$7,540,935	$2,031,414	$5,049,022	$1,453,520

Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(4,791,732)	$(1,367,010)	$(6,550,400)	$(1,389,468)	$(4,062,203)	$(840,427)
Year-end fair value of unvested awards granted in the current year	$2,381,092	$669,935	$7,516,254	$1,531,846	$4,598,303	$654,243
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(4,187,745)	$(949,302)	$2,568,931	$739,590	$14,919	$129,725
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(1,403,339)	$(404,586)	$447,375	$202,639	$(10,829)	$(17,029)

Total Adjustments for Equity Awards	$(8,001,725)	$(2,050,963)	$3,982,161	$1,084,607	$540,190	$(73,488)
Compensation Actually Paid (as calculated)	$(2,256,931)	$(53,411)	$11,523,096	$3,116,021	$5,589,212	$1,380,032

Non-PEO NEO Average Total Compensation Amount	$ 1,997,552	2,031,414	1,453,520
Non-PEO NEO Average Compensation Actually Paid Amount	$ (53,411)	3,116,021	1,380,032
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2022		2021		2020
	PEO	Average Non-CEO NEOs	PEO	Average Non-CEO NEOs	PEO	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$5,744,794	$1,997,552	$7,540,935	$2,031,414	$5,049,022	$1,453,520

Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(4,791,732)	$(1,367,010)	$(6,550,400)	$(1,389,468)	$(4,062,203)	$(840,427)
Year-end fair value of unvested awards granted in the current year	$2,381,092	$669,935	$7,516,254	$1,531,846	$4,598,303	$654,243
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(4,187,745)	$(949,302)	$2,568,931	$739,590	$14,919	$129,725
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(1,403,339)	$(404,586)	$447,375	$202,639	$(10,829)	$(17,029)

Total Adjustments for Equity Awards	$(8,001,725)	$(2,050,963)	$3,982,161	$1,084,607	$540,190	$(73,488)
Compensation Actually Paid (as calculated)	$(2,256,931)	$(53,411)	$11,523,096	$3,116,021	$5,589,212	$1,380,032

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Total Shareholder Return Amount	$ 109.87	225.85	124.5
Peer Group Total Shareholder Return Amount	113.65	126.45	126.42
Net Income (Loss)	$ (131,200)	(66,800)	(85,500)
PEO Name	Sven (Bill) Ante Lundberg
PEO [Member] | Adjustment For Grant Date Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,791,732)	(6,550,400)	(4,062,203)
PEO [Member] | Year-End Fair Value Of Unvested Awards Granted In The Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,381,092	7,516,254	4,598,303
PEO [Member] | Year-Over-Year Difference Of YearEnd Fair Values For Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,187,745)	2,568,931	14,919
PEO [Member] | Difference In Fair Values Between Prior YearEnd Fair Values And Vest Date Fair Values For Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,403,339)	447,375	(10,829)
PEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,001,725)	3,982,161	540,190
Non-PEO NEO [Member] | Adjustment For Grant Date Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,367,010)	(1,389,468)	(840,427)
Non-PEO NEO [Member] | Year-End Fair Value Of Unvested Awards Granted In The Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	669,935	1,531,846	654,243
Non-PEO NEO [Member] | Year-Over-Year Difference Of YearEnd Fair Values For Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(949,302)	739,590	129,725
Non-PEO NEO [Member] | Difference In Fair Values Between Prior YearEnd Fair Values And Vest Date Fair Values For Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(404,586)	202,639	(17,029)
Non-PEO NEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,050,963)	$ 1,084,607	$ (73,488)